Trade And Other Receivables - Summary Of Component Of Trade And Other Receivables Explanatory (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Component Of Trade And Other Receivables Line Items [Line Items]
Trade receivables	¥ 79,413	¥ 113,797
Less: loss allowance	(2,128)	(773)	¥ (139)
Current trade receivables	77,425	113,163
Amounts due from related parties excluded prepayments and bills receivable	1,153,111	1,055,539
Total trade receivables	1,230,536	1,168,702
Other receivables	47,737	18,240
Less: loss allowance	(47,597)	(18,101)
Other receivables net	47,597	18,101
Amounts due from related parties - prepayments	34,220	26,777
Amounts due from related parties - bills receivables (note 25)	25,000	10,000
Trade and other current receivables	1,337,353	1,223,580
Trade receivables [member]
Disclosure Of Component Of Trade And Other Receivables Line Items [Line Items]
Less: loss allowance	(1,988)	(634)
Other Current Receivables [Member]
Disclosure Of Component Of Trade And Other Receivables Line Items [Line Items]
Less: loss allowance	(140)	(139)
Trade And Other Current Receivables And Amounts Due From Related Parties Net Of Prepayments And Bills Receivable [Member]
Disclosure Of Component Of Trade And Other Receivables Line Items [Line Items]
Financial assets measured at amortized cost	¥ 1,278,133	¥ 1,186,803